Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of Costs
Direct operating expenses (exclusive of depreciation and amortization)	$ 86,046	$ 173,351	$ 88,890	$ 71,583	$ 92,703	$ 103,691	$ 54,510	$ 44,054	$ 45,410	$ 426,527	$ 247,665	$ 153,112
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647	18,626	21,244	26,096	20,214	19,495	9,175	9,361	12,951	86,180	50,982	43,071
Total operating costs and expenses (exclusive of depreciation and amortization)	1,938,418	1,695,749	1,831,714	1,990,562	1,769,841	991,243	1,105,454	1,193,144	1,006,278	7,287,866	4,296,119	3,802,367
CVR Energy and CRRLC
Allocation of Costs
Direct operating expenses (exclusive of depreciation and amortization)										13,354	9,064	9,789
Selling, general and administrative expenses (exclusive of depreciation and amortization)										65,466	39,723	35,347
Total operating costs and expenses (exclusive of depreciation and amortization)										$ 78,820	$ 48,787	$ 45,136